Intangible Assets, Net - Schedule of Carrying Values and Estimated Useful Lives of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite and Infinite Lived Intangible Assets [Line Items]
Cost	$ 2,150	$ 4,478
Accumulated Amortization	(1,885)	(4,059)
Net	265	419
Trademarks [Member]
Finite and Infinite Lived Intangible Assets [Line Items]
Net	$ 150	$ 150
Patents [Member]
Finite and Infinite Lived Intangible Assets [Line Items]
Estimated Useful Life	13 years	13 years
Cost	$ 2,000	$ 2,000
Accumulated Amortization	(1,885)	(1,731)
Net	$ 115	$ 269
Customer Agreements [Member]
Finite and Infinite Lived Intangible Assets [Line Items]
Estimated Useful Life		3 years 9 months
Cost		$ 2,328
Accumulated Amortization		$ (2,328)